Securities (Tables)	12 Months Ended
Dec. 31, 2011
Securities [Abstract]
Schedule of Available-for-sale Securities
	December 31, 2011
		Gross Unrealized
	Amortized			Fair
	Cost	Gains	Losses	Value

Securities Available for Sale:
U.S. Treasury	$502	-	-	502
U.S. government sponsored enterprise obligations	55,766	377	(18)	56,125
State and municipal obligations	53,531	1,917	(23)	55,425
Corporate obligations (1)	1,093	2	(296)	799
Equity securities	1,295	112	-	1,407

Total Securities Available for Sale	$112,187	2,408	(337)	114,258

	(1)Amortized cost includes cumulative $360,000 write-down for other-than-temporary impairment.

	December 31, 2010
		Gross Unrealized
	Amortized			Fair
	Cost	Gains	Losses	Value

Securities Available for Sale:
U.S. Treasury	$503	-	-	503
U.S. government sponsored enterprise obligations	43,669	203	(663)	43,209
State and municipal obligations	66,004	1,988	(34)	67,958
Corporate obligations(1)	1,191	-	(233)	958
Equity securities	1,293	74	-	1,367

Total securities Available for Sale	$112,660	2,265	(930)	113,995

	(1)Amortized cost includes cumulative write-downs of $860,000 prior to 2010 for other-than-temporary impairment.

Schedule of Held-to-maturity Securities
Securities Held to Maturity:
U.S. government sponsored enterprise obligations	$1,007	1	-	1,008
State and municipal obligations	165,348	5,113	(135)	170,326
Corporate obligations	870	313	-	1,183

Total Securities Held to Maturity	$167,225	5,427	(135)	172,517

Securities Held to Maturity:
U.S. government sponsored agencies obligations	$7,005	33	-	7,038
State and municipal obligations	147,965	4,400	(324)	152,041
Corporate obligations	911	414	(3)	1,322

Total securities Held to Maturity	$155,881	4,847	(327)	160,401

Schedule of the amortized cost and fair value of debt securities by years to maturity
	Available for Sale		Held to Maturity
	Amortized		Amortized
	Cost (1)	Fair Value	Cost	Fair Value
Years
Under 1	$18,977	19,180	31,107	31,467
1 to 5	36,872	38,480	119,175	123,264
5 to 10	52,045	52,348	16,055	16,583
10 and over	2,998	2,843	888	1,203

Total	$110,892	112,851	167,225	172,517

(1)Amortized cost includes a cumulative $360,000 write-down for other-than-temporary impairment.

	Less than 12 months		Over 12 months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities Available for Sale:	Value	Losses	Value	Losses	Value	Losses
U.S. government sponsored enterprise obligations	$7,610	18	-	-	7,610	18
State and municipal obligations	355	3	996	20	1,351	23
Corporate obligations	-	-	759	296	759	296

Total temporarily impaired securities	$7,965	21	1,755	316	9,720	337

	Less than 12 months		Over 12 months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities Available for Sale:	Value	Losses	Value	Losses	Value	Losses
U.S. government sponsored enterprise obligations	$27,565	663	-	-	27,565	663
State and municipal obligations	1,066	21	1,352	13	2,418	34
Corporate obligations	-	-	778	233	778	233

Total temporarily impaired securities	$28,631	684	2,130	246	30,761	930

Schedule of the fair value of securities with gross unrealized losses

Securities Held to Maturity:
State and municipal obligations	$7,886	80	4,647	55	12,533	135

Total temporarily impaired securities	$7,886	80	4,647	55	12,533	135

Securities Held to Maturity:
State and municipal obligations	$11,950	276	4,777	48	16,727	324
Corporate obligations	151	3	-	-	151	3

Total temporarily impaired securities	$12,101	279	4,777	48	16,878	327